UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-2946
Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/07

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Municipal Money
Market Fund, Inc.

ANNUAL REPORT May 31, 2007

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
27	Report of Independent Registered
Public Accounting Firm
28	Important Tax Information
29	Board Members Information
32	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal
Money Market Fund, Inc.

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Money Market Fund, Inc., covering the 12-month period from June

1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads along the money market spectrum.We expect these developments to produce both challenges and opportunities for fixed-income investors. As always, your financial advisor can help you position your investments for these trends.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2006, through May 31, 2007, as provided by Colleen Meehan, Senior Portfolio Manager

Market and Fund Performance Overview

Yields of tax-exempt money market instruments remained relatively stable over the reporting period as the Federal Reserve Board (the “Fed”) refrained from adjusting short-term interest rates from July 2006 through the reporting period’s end.

For the 12-month period ended May 31, 2007, the fund produced a yield of 3.08% . Taking into account the effects of compounding, the fund produced an effective yield of 3.13% .1

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Interest Rates Stabilize in a Slowing U.S. Economy

In the months leading up to the start of the reporting period, the U.S. economy was growing robustly and inflationary pressures were intensifying as energy prices surged toward new record highs. As a result, in late June 2006, the Fed implemented its sixteenth consecutive increase of short-term interest rates since June 2004, driving the overnight federal funds rate to 5.25% .

However, economic conditions changed significantly over the summer, when the U.S. housing market softened and energy prices fell, helping to relieve investors’ inflation concerns.The Fed lent credence to a more moderate inflation outlook when it refrained from raising interest rates over the remainder of the reporting period, citing the likelihood that slower economic growth would reduce inflationary pressures.

Although Fed policy remained unchanged, investors’ expectations of future interest-rate moves fluctuated with each new release of economic data. On one hand, moderating economic growth indicated to some investors that the Fed might begin to reduce interest rates to avoid a potential recession. On the other hand, stubborn inflationary pressures, including a strong U.S. labor market, suggested that the Fed would remain on hold, effectively delaying a change in monetary policy.

Yield Differences Decline Along the Market’s Maturity Range

In this environment, yields of tax-exempt money market securities stabilized along with interest rates.However,yields of longer-dated instruments declined, leaving little difference in the yields of securities with maturities between six months and four years. Investors therefore continued to focus on tax-exempt instruments maturing in six months or less.

Technical factors put downward pressure on tax-exempt money market yields. The growing U.S. economy reduced the borrowing needs of several states and municipalities, and some issuers revised their borrowing programs to rely more heavily on short-term variable-rate demand notes. Even as the supply of one-year municipal notes declined, investor demand remained strong as evidenced by an increase in money market fund assets to record levels. Since yield differences had declined to historically narrow levels, the tax-exempt money market saw demand from investors who, under more typical market conditions, invest primarily in longer-term fixed-income securities.

We generally maintained the fund’s weighted average maturity in a range we considered to be roughly in line with industry averages. Whenever possible, we attempted to smooth out the fund’s yield by limiting its exposure to variable-rate instruments. Instead, we found opportunities in tax-exempt commercial paper and seasoned municipal notes and bonds with maturities in the three- to six-month range.

Fund Remains Positioned for an Unchanged Fed Policy

Economic data have remained mixed, suggesting to us that the Fed is likely to stay on the sidelines. Indeed, the Fed held interest rates steady at its meeting in May 2007, when it commented that inflation remained a more pressing risk to the economy than recession.

As of the end of the reporting period, the fund’s weighted average maturity was slightly longer than industry averages, due primarily to our focus on commercial paper. In addition, the fund’s weighted average maturity reflected our attempts to capture higher yields that have become available due to seasonal supply-and-demand factors.

June 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Money Market Fund, Inc. from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 2.91
Ending value (after expenses)	$1,015.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 2.92
Ending value (after expenses)	$1,022.04

† Expenses are equal to the fund’s annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2007

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)	Value ($)

Arizona—1.3%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Insured;
FNMA and Liquidity Facility; FNMA)	3.82	6/7/07	10,000,000 [a]	10,000,000
Arkansas—.7%
Pulaski County Public Facilities
Board, MFHR (Chapelridge
Project) (LOC; Regions Bank)	3.84	6/7/07	5,650,000 [a]	5,650,000
California—2.3%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.86	6/7/07	17,629,765 [a,b]	17,629,765
Colorado—4.0%
Colorado Educational and Cultural
Facilities Authority, Student Housing
Revenue (Fuller Theological
Seminary Project) (LOC; Key Bank)	3.86	6/7/07	9,900,000 [a]	9,900,000
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Ixis
Corporate and Investment Bank)	3.86	6/7/07	5,000,000 [a,b]	5,000,000
Mountain Village Housing
Authority, Housing Facilities
Revenue (Village Court Apartments
Project) (LOC; U.S. Bank NA)	3.81	6/7/07	6,600,000 [a]	6,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	3.83	6/7/07	10,000,000 [a]	10,000,000
Delaware—.9%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	4.10	6/7/07	6,700,000 [a]	6,700,000
District of Columbia—3.9%
Bank of New York Municipal
Certificates Trust (District of
Columbia Housing Finance Agency)
(GIC; Trinity Funding Corporation
and Liquidity Facility;
The Bank of New York)	3.90	6/7/07	4,700,000 [a,b]	4,700,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

District of Columbia (continued)
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Bank)	3.93	6/7/07	10,435,000 [a]	10,435,000
District of Columbia Housing
Finance Agency, SFMR
(Insured; XLCA)	4.00	7/16/07	15,000,000	15,000,000
Florida—10.5%
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; American International
Group Funding Inc.)	3.92	6/7/07	13,730,000 [a]	13,730,000
Broward County Housing Finance
Authority, MFHR (Golf View
Gardens Apartments Project)
(LOC; Regions Bank)	3.87	6/7/07	8,500,000 [a]	8,500,000
Broward County Housing Finance
Authority, SFMR (Merlots
Program) (Insured: FNMA and
GNMA and Liquidity Facility;
Wachovia Bank)	3.88	6/7/07	795,000 [a,b]	795,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	3.81	6/7/07	11,625,000 [a]	11,625,000
Lee County Industrial Development
Authority, Utility System Revenue
(North Fort Myers Utility, Inc.
Project) (LOC; SunTrust Bank)	3.81	6/7/07	5,100,000 [a]	5,100,000
Martin County,
PCR, Refunding (Florida Power
and Light Company Project)	3.93	6/1/07	25,900,000 [a]	25,900,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.90	6/13/07	8,525,000	8,525,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.82	10/11/07	5,500,000	5,500,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
SunTrust Bank)	3.78	9/13/07	2,461,000	2,461,000
Georgia—4.2%
Conyers Housing Authority,
MFHR (Towne Pointe Apartments
Project) (LOC; Amsouth Bank)	3.83	6/7/07	4,000,000 [a]	4,000,000
DeKalb County Housing Authority,
MFHR (The Forest at Columbia
Apartments Project) (LOC;
First Tennessee Bank)	3.86	6/7/07	8,300,000 [a]	8,300,000
Gwinnett County Development
Authority, IDR (Suzanna’s
Kitchen Inc. Project)
(LOC; Wachovia Bank)	3.88	6/7/07	5,800,000 [a]	5,800,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.93	6/13/07	10,000,000	10,000,000
Savannah Economic Development
Authority, Exempt Facility
Revenue (Home Depot Project)	3.81	6/7/07	5,000,000 [a]	5,000,000
Hawaii—.9%
Hawaii Pacific Health,
Special Purpose Revenue
(Department of Budget and
Finance) (Insured; Radian Bank
and Liquidity Facility; Bank
of Nova Scotia)	3.85	6/7/07	7,000,000 [a]	7,000,000
Illinois—3.6%
Chicago,
Collateralized SFMR	3.87	3/6/08	9,000,000	9,000,000
Illinois,
GO Certificates	4.25	6/7/07	10,000,000	10,000,742
Lake County,
MFHR (Grand Oaks Apartments
Project) (Insured; FNMA and
Liquidity Facility; FNMA)	3.83	6/7/07	9,000,000 [a]	9,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Indiana—2.9%
ABN AMRO Munitops Certificates
Trust (Indianapolis Local
Public Improvement Bond Bank—
Indianapolis Airport Authority
Project) (Insured; AMBAC and
Liquidity Facility; ABN-AMRO)	3.88	6/7/07	10,000,000 [a,b]	10,000,000
Indiana Bond Bank,
Revenue (Interim Midyear
Funding Program Notes)	3.87	6/26/07	8,820,000	8,820,000
Wabash,
EDR (Wabash Alloys Project)
(LOC; Bank of America)	3.90	6/7/07	3,750,000 [a]	3,750,000
Kansas—1.2%
Junction City,
GO Temporary Notes	5.00	6/1/08	3,955,000	3,993,273
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	3.80	6/7/07	5,500,000 [a]	5,500,000
Kentucky—4.7%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.85	6/7/07	30,900,000 [a]	30,900,000
Somerset,
Industrial Building Revenue
(Wonderfuel LLC Project) (LOC;
Bank of America)	3.91	6/7/07	5,520,000 [a]	5,520,000
Louisiana—2.4%
Ascension Parish,
Revenue, CP (BASF
Corporation Project)	3.80	6/21/07	5,000,000	5,000,000
Bank of New York Municipal
Certificates Trust (Lake
Charles Harbor and Terminal
District) (Liquidity Facility;
The Bank of New York and LOC;
The Bank of New York)	3.90	6/7/07	9,700,000 [a,b]	9,700,000
Quachita Parish Industrial
Development Board, IDR
(Garrett Manufacturing, LLC
Project) (LOC; Regions Bank)	3.86	6/7/07	3,790,000 [a]	3,790,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland—.8%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	3.88	6/7/07	5,485,000 [a]	5,485,000
Maryland Economic Development
Corporation, Revenue
(Todd/Allan Printing Facility)
(LOC; M&T Bank)	4.08	6/7/07	1,055,000 [a]	1,055,000
Massachusetts—2.6%
Massachusetts,
CP (LOC; Bayerische Landesbank)	3.85	6/8/07	10,000,000	10,000,000
Massachusetts,
CP (LOC; BNP Paribas)	3.92	6/7/07	10,000,000	10,000,000
Michigan—.9%
Detroit Downtown Development
Authority, LR, Refunding
(Millender Center Project)
(LOC; HSBC Bank USA)	4.10	6/7/07	7,000,000 [a]	7,000,000
Mississippi—1.7%
Mississippi Business Finance
Corporation, Revenue (Belhaven
College Project) (LOC; First
Tennessee Bank)	3.90	6/7/07	7,900,000 [a]	7,900,000
Mississippi Hospital Equipment and
Facilities Authority, Revenue
(Mississippi Methodist Hospital and
Rehabilitation Center, Inc. Project)
(LOC; First Tennessee Bank)	3.90	6/7/07	5,660,000 [a]	5,660,000
Missouri—2.0%
Kansas City Industrial Development
Authority, Revenue (Ewing Marion
Kauffman Foundation Project)	3.90	6/1/07	5,850,000 [a]	5,850,000
Saint Louis,
General Fund Revenue, TRAN	4.50	6/29/07	10,000,000	10,005,545
New Hampshire—1.5%
New Hampshire Health and Education
Facilities Authority, Health Care
Facilities Revenue (South New
Hampshire Medical Center)
(Insured; Radian Bank and Liquidity
Facility; Bank of America)	3.82	6/7/07	8,000,000 [a]	8,000,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Hampshire (continued)
New Hampshire Health and Education
Facilities Authority, Revenue
(Riverbend Issue) (LOC; TD
Banknorth N.A.)	3.81	6/7/07	4,075,000 [a]	4,075,000
New York—1.3%
Albany City School District,
GO Notes, BAN	4.50	6/29/07	10,000,000	10,003,316
North Carolina—2.0%
Durham County,
Multifamily Revenue (Falls Pointe
Apartments) (Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.87	6/7/07	15,765,000 [a,b]	15,765,000
Ohio—3.0%
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	3.85	6/7/07	10,000,000 [a,b]	10,000,000
Lake County,
Hospital Facilities Revenue
(Lake Hospital System, Inc.)
(Insured; Radian Bank and
Liquidity Facility; Bank of America)	3.84	6/7/07	11,400,000 [a]	11,400,000
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City Bank)	3.89	6/7/07	2,230,000 [a]	2,230,000
Oklahoma—.6%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of America)	3.70	11/15/07	5,000,000	5,000,000
Pennsylvania—11.6%
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.79	6/7/07	30,100,000 [a]	30,100,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.79	6/7/07	18,855,000 [a]	18,855,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	3.81	6/7/07	16,825,000 [a]	16,825,000
Montgomery County Higher
Education and Health Authority,
Revenue (Pennsylvania Higher
Education and Health
Loan) (LOC; M&T Bank)	3.84	6/7/07	9,580,000 [a]	9,580,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan) (LOC; M&T Bank)	3.88	6/7/07	7,165,000 [a]	7,165,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	3.93	6/7/07	3,200,000 [a]	3,200,000
Susquehanna County Industrial
Development Authority, Revenue
(Pennfield Corporation
Project) (LOC; Fulton Bank)	3.96	6/7/07	4,390,000 [a]	4,390,000
Tennessee—5.5%
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	3.82	6/7/07	25,000,000 [a,b]	25,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.82	6/7/07	9,000,000 [a,b]	9,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.82	6/7/07	9,000,000 [a,b]	9,000,000
Texas—14.9%
Bell County Housing Finance
Corporation, MFHR (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.89	6/7/07	8,825,000 [a,b]	8,825,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Dallas-Fort Worth International
Airport Facilities Improvement
Corporation, Airport Revenue
(Merlots Program) (Insured;
FSA and Liquidity Facility;
Wachovia Bank)	3.88	6/7/07	3,510,000 [a,b]	3,510,000
Harris County Metropolitan Transit
Authority, Sales and Use
Tax Revenue, CP
(LOC; DEPFA Bank PLC)	3.70	8/15/07	6,000,000	6,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.72	7/24/07	10,000,000	10,000,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.70	7/30/07	5,000,000	5,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.80	8/13/07	10,000,000	10,000,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	3.90	6/7/07	5,000,000 [a]	5,000,000
Revenue Bond Certificate Series
Trust, Revenue (Dewitt) (GIC;
American International Group
Funding Inc.)	4.08	6/7/07	8,265,000 [a,b]	8,265,000
Revenue Bond Certificate Series
Trust, Revenue (Greens
Project) (GIC; American
International Group Funding Inc.)	4.08	6/7/07	5,774,000 [a,b]	5,774,000
Revenue Bond Certificate Series
Trust, Revenue (Heather Lane
Apartments) (GIC; American
International Group Funding Inc.)	4.08	6/7/07	10,600,000 [a,b]	10,600,000
Revenue Bond Certificate Series
Trust, Revenue (Landings)
(GIC; American International
Group Funding Inc.)	4.08	6/7/07	8,430,000 [a,b]	8,430,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Revenue Bond Certificate Series
Trust, Revenue (Ranch View)
(GIC; American International
Group Funding Inc.)	4.08	6/7/07	5,810,000 [a,b]	5,810,000
Revenue Bond Certificate Series
Trust, Revenue (Silverton
Village Town Homes) (GIC;
American International Group
Funding Inc.)	4.08	6/7/07	5,963,000 [a,b]	5,963,000
Revenue Bond Certificate Series
Trust, Revenue (Wildwood
Branch) (GIC; American
International Group Funding Inc.)	4.08	6/7/07	3,725,000 [a,b]	3,725,000
San Antonio,
Airport System Revenue,
Refunding (Insured; FSA)	5.75	7/1/07	4,545,000	4,553,116
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.84	6/7/07	12,770,000 [a,b]	12,770,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
JPMorgan Chase Bank)	3.92	6/1/07	2,000,000 [a]	2,000,000
Washington—.6%
Pierce County Economic
Development Corporation,
Industrial Revenue
(SeaTac Packaging Project)
(LOC; HSBC Bank USA)	4.10	6/7/07	4,690,000 [a]	4,690,000
Wisconsin—3.1%
Little Chute Area School District,
BAN	4.00	4/1/08	3,875,000	3,877,883
Oconomowoc Area School District,
BAN	3.80	11/1/07	4,000,000	4,000,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group) (Insured;
AMBAC and LOC; Bank One)	3.90	6/1/07	15,940,000 [a]	15,940,000
Wyoming—3.1%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (GIC;
American International Group
Funding Inc.)	3.80	11/30/07	15,000,000	15,000,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC; Citibank NA)	3.80	11/30/07	9,000,000	9,000,000
U.S. Related—1.2%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.84	6/7/07	9,000,000 [a,b]	9,000,000

Total Investments (cost $779,101,640)			99.9%	779,101,640

Cash and Receivables (Net)			.1%	644,211

Net Assets			100.0%	779,745,851

a Securities payable on demand.Variable interest rate—subject to periodic change. b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $199,261,765 or 25.6% of net assets.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	87.8
AAA,AA,A [c]		Aaa,Aa,A [c]		AAA,AA,A [c]	1.6
Not Rated [d]		Not Rated [d]		Not Rated [d]	10.6
					100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	779,101,640	779,101,640
Interest receivable		5,911,755
Prepaid expenses		65,686
		785,079,081

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		371,026
Cash overdraft due to custodian		4,858,945
Payable for shares of Common Stock redeemed		648
Accrued expenses		102,611
		5,333,230

Net Assets ($)		779,745,851

Composition of Net Assets ($):
Paid-in capital		779,705,963
Accumulated net realized gain (loss) on investments		39,888

Net Assets ($)		779,745,851

Shares Outstanding
(5 billion shares of $.001 par value Common Stock authorized)		781,403,446
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment Income ($):
Interest Income	29,314,820
Expenses:
Management fee—Note 2(a)	3,983,396
Shareholder servicing costs—Note 2(b)	399,519
Custodian fees	67,417
Professional fees	65,266
Director’s fees and expenses—Note 2(c)	54,583
Registration fees	39,104
Prospectus and shareholders’ reports	21,445
Miscellaneous	30,213
Total Expenses	4,660,943
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(7,252)
Net Expenses	4,653,691
Investment Income—Net	24,661,129

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	49,396
Net Increase in Net Assets Resulting from Operations	24,710,525

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2007	2006

Operations ($):
Investment income—net	24,661,129	19,268,516
Net realized gain (loss) from investments	49,396	(9,508)
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,710,525	19,259,008

Dividends to Shareholders from ($):
Investment income—net	(24,661,129)	(19,268,516)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	1,727,387,903	1,834,562,664
Dividends reinvested	10,439,434	9,328,072
Cost of shares redeemed	(1,930,875,868)	(1,719,670,081)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(193,048,531)	124,220,655
Total Increase (Decrease) in Net Assets	(192,999,135)	124,211,147

Net Assets ($):
Beginning of Period	972,744,986	848,533,839
End of Period	779,745,851	972,744,986

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.031	.023	.012	.005	.008
Distributions:
Dividends from investment income—net	(.031)	(.023)	(.012)	(.005)	(.008)
Dividends from net realized
gains on Investments	—	—	—	(.000)[a]	—
Total Distributions	(.031)	(.023)	(.012)	(.005)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.14	2.37	1.17	.49	.84

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.59	.58	.59	.59
Ratio of net expenses
to average net assets	.58	.58	.58	.59	.59
Ratio of net investment income
to average net assets	3.10	2.34	1.16	.49	.83

Net Assets, end of period
($ X 1,000)	779,746	972,745	848,534	981,962	904,764

a Amount represents less than $.001 per share. See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager or Dreyfus” ) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits, if any, from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

24

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At May 31, 2007, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2007 and May 31, 2006, were all tax exempt income.

At May 31,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2007, the fund was charged $222,351 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $108,480 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund charged $4,089 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $337,143, shareholder services plan fees $11,935, chief compliance officer fees $3,748 and transfer agency per account fees $18,200.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Municipal Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Municipal Money Market Fund, Inc., as of May 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned May 31, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Money Market Fund, Inc. at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 16, 2007

The Fund 27

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2007 as “exempt-interest dividends” (not generally subject to regular federal income tax).As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2007 calendar year on Form 1099-INT, which will be mailed by January 31, 2008.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 168

David W. Burke (71)
Board Member (1980)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee.
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
No. of Portfolios for which Board Member Serves: 92

———————
William Hodding Carter III (72)
Board Member (1988)
Principal Occupation During Past 5 Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill
(January 1, 2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation
(February 1, 1998-February 1, 2006)
Other Board Memberships and Affiliations:
• The Century Foundation, Emeritus Director
• The Enterprise Corporation of the Delta, Director
No. of Portfolios for which Board Member Serves: 28

Gordon J. Davis (65)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 37

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (65)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Principal, Joni Evans Ltd.
• Senior Vice President of the William Morris Agency (2005)
No. of Portfolios for which Board Member Serves: 28

———————
Ehud Houminer (66)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University
Other Board Memberships and Affiliations:
• Avnet Inc., an electronics distributor, Director
• International Advisory Board to the MBA Program School of Management, Ben Gurion
University, Chairman
No. of Portfolios for which Board Member Serves: 69

———————
Richard C. Leone (67)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Board Memberships and Affiliations:
• The American Prospect, Director
• Center for American Progress, Director
No. of Portfolios for which Board Member Serves: 28

Hans C. Mautner (69)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
• Director and Vice Chairman of Simon Property Group (1998-2003)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:
• Capital and Regional PLC, a British co-investing real estate asset manager, Director
• Member - Board of Managers of:
Mezzacappa Long/Short Fund LLC
Mezzacappa Partners LLC

No. of Portfolios for which Board Member Serves: 28

Robin A. Melvin (43)
Board Member (1995)
Principal Occupation During Past 5 Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
No. of Portfolios for which Board Member Serves: 28

Burton N. Wallack (56)
Board Member (2006)
Principal Occupation During Past 5 Years:
• President and co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 28

———————
John E. Zuccotti (69)
Board Member (1980)
Principal Occupation During Past 5 Years:
• Chairman of Brookfield Financial Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Chairman of the Real Estate Board of New York
Other Board Memberships and Affiliations:
• Emigrant Savings Bank, Director
• Wellpoint, Inc., Director
• Visiting Nurse Service of New York, Director
• Columbia University,Trustee
• Doris Duke Charitable Foundation,Trustee
No. of Portfolios for which Board Member Serves: 28

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

The Fund 31

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 86 investment companies (comprised of 168 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (87 investment companies, comprised of 184 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 83 investment companies (comprised of 180 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

The Fund 33

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $39,466 in 2006 and $39,466 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,006 in 2006 and $3,262 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $282 in 2006 and $310 in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $586,749 in 2006 and $1,302,603 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.
By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Exhibit (a)(1)